CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS
Service revenue	₽ 425,448	₽ 406,478	₽ 382,387
Sales of goods	69,478	64,127	63,851
Revenue	494,926	470,605	446,238
Cost of services	121,943	114,057	104,143
Cost of goods	63,482	58,872	58,669
Selling, general and administrative expenses	87,983	89,933	82,482
Depreciation and amortization	100,234	96,195	95,316
Operating share of the profit of associates and joint ventures	(5,048)	(4,583)	(3,799)
Impairment of non-current assets	2,023	(148)	149
Impairment of financial assets	11,912	7,723	3,671
Other operating income	(496)	(7,021)	(4,637)
Operating profit	112,893	115,577	110,244
Finance income	(3,437)	(4,352)	(5,579)
Finance costs	42,084	47,366	36,985
Non-operating share of the profit of associates and joint ventures	(273)	(3,496)	909
Other non-operating (income)/expenses	(3,064)	7,821	(425)
Profit before tax	77,583	68,238	78,354
Income tax expense	16,126	15,667	15,345
Profit for the year from continuing operations	61,457	52,571	63,009
(Profit) / loss from discontinued operations	(616)	(2,528)	55,177
Profit for the year	62,073	55,099	7,832
Profit for the year attributable to:
Owners of the Company	61,412	54,241	6,848
Non-controlling interests	₽ 661	₽ 858	₽ 984
Earnings per share from continuing operations (basic), Russian Rubles:	₽ 34.53	₽ 29.04	₽ 33.11
Earnings per share from continued operations (diluted), Russian Rubles:	34.51	28.99	33.07
Earnings per share from discontinued operations (basic), Russian Rubles:	0.35	1.42	(29.45)
Earnings per share from discontinued operations (diluted), Russian Rubles:	₽ 0.35	₽ 1.42	₽ (29.42)